Collateralized transactions - Assets owned, pledged as collateral ,primarily to stock exchanges and clearing organizations (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2022	Mar. 31, 2022
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		¥ 3,854,880	¥ 2,488,537
Non-trading debt securities	[1]	153,141	163,445
Investments in and advances to affiliated companies	[2]	13,660	12,832
Equities and convertible securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		324,022	368,235
Government and government agency securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		1,476,077	1,178,011
Bank and corporate debt securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		17,931	27,899
Residential mortgage-backed securities ("RMBS") [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		1,987,741	868,183
Collateralized debt obligations ("CDOs") and other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets	[3]	19,290	9,548
Investment trust funds and other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		¥ 29,819	¥ 36,661

[1]	Non-trading debt securities are primarily Japanese municipal securities.
[2]	Investments in and advances to affiliated companies primarily comprise shares in Nomura Research Institute, Ltd.
[3]	Includes CLOs and ABS such as those secured on credit card loans, auto loans and student loans.